Federated Hermes Government Ultrashort Fund
(formerly, Federated Government Ultrashort Duration Fund)
Portfolio of Investments
August 31, 2020 (unaudited)
Principal Amount			Value
	[1]	ADJUSTABLE RATE MORTGAGES—0.3%
		Federal National Mortgage Association ARM—0.3%
$93,300		1.134%, 9/1/2027	$93,816
13,175		2.617%, 8/1/2032	13,466
218,405		2.714%, 9/1/2035	228,546
113,977		2.720%, 6/1/2036	118,952
139,328		2.723%, 5/1/2040	141,766
29,246		2.723%, 5/1/2040	29,761
120,822		2.723%, 8/1/2040	122,816
663,896		2.797%, 4/1/2033	666,757
304,279		2.896%, 6/1/2036	319,892
428,545		3.118%, 9/1/2037	448,111
555,169		3.319%, 8/1/2034	585,015
140,897		3.487%, 4/1/2024	142,253
28,309		3.547%, 5/1/2036	29,831
100,319		3.695%, 3/1/2033	105,359
11,978		3.840%, 2/1/2033	12,622
7,414		3.915%, 12/1/2032	7,813
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $3,038,863)	3,066,776
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS—60.4%
		Fannie Mae—0.2%
164,953		Fannie Mae BA 4035, Class FB, 0.675% (1-month USLIBOR +0.500%), 8/25/2039	166,985
1,821,653		Fannie Mae GS 3381, Class NF, 0.775% (1-month USLIBOR +0.600%), 2/25/2037	1,836,247
		TOTAL	2,003,232
		Federal Home Loan Mortgage Corporation REMIC—13.5%
4,740		Series 1146, Class E, 1.211% (1-month USLIBOR +1.050%), 9/15/2021	4,745
175,937		Series 1534, Class J, 1.061% (1-month USLIBOR +0.900%), 6/15/2023	176,920
172,884		Series 1632, Class FB, 1.361% (1-month USLIBOR +1.200%), 11/15/2023	174,236
123,963		Series 2111, Class MA, 0.661% (1-month USLIBOR +0.500%), 1/15/2029	124,770
126,657		Series 2111, Class MB, 0.661% (1-month USLIBOR +0.500%), 1/15/2029	127,482
129,352		Series 2111, Class MC, 0.661% (1-month USLIBOR +0.500%), 1/15/2029	130,194
80,721		Series 2286, Class FA, 0.561% (1-month USLIBOR +0.400%), 2/15/2031	81,163
1,788		Series 2292, Class KF, 0.425% (1-month USLIBOR +0.250%), 7/25/2022	1,787
185,824		Series 2296, Class FC, 0.661% (1-month USLIBOR +0.500%), 6/15/2029	187,794
287,107		Series 2326, Class FJ, 1.111% (1-month USLIBOR +0.950%), 6/15/2031	293,166
451,296		Series 2344, Class FP, 1.111% (1-month USLIBOR +0.950%), 8/15/2031	460,892
208,125		Series 2367, Class FG, 0.781% (1-month USLIBOR +0.620%), 6/15/2031	211,493
83,650		Series 2380, Class FI, 0.761% (1-month USLIBOR +0.600%), 6/15/2031	84,948
512,527		Series 2380, Class FL, 0.761% (1-month USLIBOR +0.600%), 11/15/2031	518,271
282,917		Series 2386, Class FE, 0.861% (1-month USLIBOR +0.700%), 6/15/2031	287,786
115,019		Series 2389, Class FI, 0.911% (1-month USLIBOR +0.750%), 6/15/2031	117,142
30,701		Series 2395, Class FT, 0.611% (1-month USLIBOR +0.450%), 12/15/2031	30,923
42,571		Series 2396, Class FL, 0.761% (1-month USLIBOR +0.600%), 12/15/2031	43,125
329,141		Series 2412, Class OF, 1.111% (1-month USLIBOR +0.950%), 12/15/2031	336,470
264,466		Series 2418, Class FO, 1.061% (1-month USLIBOR +0.900%), 2/15/2032	268,007
160,999		Series 242, Class F29, 0.411% (1-month USLIBOR +0.250%), 11/15/2036	161,280

Principal Amount			Value
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal Home Loan Mortgage Corporation REMIC—continued
$120,874		Series 244, Class F22, 0.511% (1-month USLIBOR +0.350%), 12/15/2036	$121,677
284,790		Series 244, Class F30, 0.461% (1-month USLIBOR +0.300%), 12/15/2036	286,057
94,785		Series 2451, Class FC, 1.161% (1-month USLIBOR +1.000%), 5/15/2031	97,085
10,000		Series 2452, Class FG, 0.711% (1-month USLIBOR +0.550%), 3/15/2032	10,136
149,008		Series 2460, Class FE, 1.161% (1-month USLIBOR +1.000%), 6/15/2032	152,438
71,247		Series 2470, Class FI, 0.561% (1-month USLIBOR +0.400%), 10/15/2026	71,695
96,095		Series 2470, Class FW, 1.161% (1-month USLIBOR +1.000%), 5/15/2031	98,361
92,007		Series 2470, Class FX, 1.161% (1-month USLIBOR +1.000%), 5/15/2031	94,176
149,677		Series 2470, Class GF, 1.161% (1-month USLIBOR +1.000%), 6/15/2032	153,122
79,883		Series 2471, Class FS, 0.661% (1-month USLIBOR +0.500%), 2/15/2032	80,914
371,987		Series 2475, Class FL, 1.161% (1-month USLIBOR +1.000%), 2/15/2032	381,255
247,991		Series 2476, Class FC, 1.161% (1-month USLIBOR +1.000%), 2/15/2032	254,169
155,667		Series 2477, Class FD, 0.561% (1-month USLIBOR +0.400%), 7/15/2032	157,140
208,562		Series 2479, Class FA, 0.561% (1-month USLIBOR +0.400%), 8/15/2032	210,081
70,583		Series 2481, Class FC, 1.161% (1-month USLIBOR +1.000%), 5/15/2031	72,221
174,491		Series 2493, Class F, 0.561% (1-month USLIBOR +0.400%), 9/15/2029	175,990
234,271		Series 2495, Class F, 0.561% (1-month USLIBOR +0.400%), 9/15/2032	235,391
154,893		Series 2498, Class HF, 1.161% (1-month USLIBOR +1.000%), 6/15/2032	158,458
88,672		Series 2504, Class FP, 0.661% (1-month USLIBOR +0.500%), 3/15/2032	89,831
337,075		Series 2526, Class FC, 0.561% (1-month USLIBOR +0.400%), 11/15/2032	339,235
275,396		Series 2530, Class FK, 0.561% (1-month USLIBOR +0.400%), 6/15/2029	277,563
446,917		Series 2551, Class FD, 0.561% (1-month USLIBOR +0.400%), 1/15/2033	450,466
169,440		Series 2571, Class FK, 0.661% (1-month USLIBOR +0.500%), 9/15/2023	170,148
78,406		Series 2610, Class FD, 0.661% (1-month USLIBOR +0.500%), 12/15/2032	79,411
1,375,484		Series 2631, Class FC, 0.561% (1-month USLIBOR +0.400%), 6/15/2033	1,385,953
287,188		Series 2671, Class F, 0.611% (1-month USLIBOR +0.450%), 9/15/2033	290,493
411,916		Series 2684, Class FV, 1.061% (1-month USLIBOR +0.900%), 10/15/2033	421,587
1,554,267		Series 2750, Class FG, 0.574% (1-month USLIBOR +0.400%), 2/15/2034	1,565,578
3,732,111		Series 2750, Class FH, 0.674% (1-month USLIBOR +0.500%), 2/15/2034	3,775,242
284,536		Series 2796, Class FD, 0.511% (1-month USLIBOR +0.350%), 7/15/2026	286,169
765,929		Series 2812, Class LF, 0.561% (1-month USLIBOR +0.400%), 6/15/2034	771,389
527,183		Series 3036, Class NF, 0.461% (1-month USLIBOR +0.300%), 8/15/2035	529,801
111,696		Series 3085, Class FW, 0.861% (1-month USLIBOR +0.700%), 8/15/2035	113,911
726,622		Series 3085, Class VF, 0.481% (1-month USLIBOR +0.320%), 12/15/2035	729,970
711,758		Series 3184, Class JF, 0.561% (1-month USLIBOR +0.400%), 7/15/2036	718,359
710,750		Series 3191, Class FE, 0.561% (1-month USLIBOR +0.400%), 7/15/2036	716,401
66,489		Series 3300, Class FA, 0.461% (1-month USLIBOR +0.300%), 8/15/2035	66,785
66,725		Series 3325, Class NF, 0.461% (1-month USLIBOR +0.300%), 8/15/2035	67,022
805,691		Series 3380, Class FP, 0.511% (1-month USLIBOR +0.350%), 11/15/2036	810,384
613,260		Series 3542, Class NF, 0.911% (1-month USLIBOR +0.750%), 7/15/2036	625,118
17,709,583		Series 4826, Class KF, 0.474% (1-month USLIBOR +0.300%), 9/15/2048	17,773,576
34,469,131		Series 4915, Class FD, 0.611% (1-month USLIBOR +0.450%), 9/25/2049	34,761,205
6,696,609		Series 4925, Class FH, 0.561% (1-month USLIBOR +0.400%), 10/25/2049	6,760,355
11,471,062		Series 4936, Class PF, 0.661% (1-month USLIBOR +0.500%), 12/25/2049	11,551,498
29,340,047		Series 4944, Class HF, 0.611% (1-month USLIBOR +0.450%), 1/25/2050	29,636,372
14,234,676		Series 4965, Class KF, 0.8023% (1-month USLIBOR +0.650%), 4/25/2050	14,412,913
		TOTAL	135,809,695
		Federal National Mortgage Association REMIC—22.1%
96,449		Series 1993-165, Class FE, 1.325% (1-month USLIBOR +1.150%), 9/25/2023	97,225
43,805		Series 1993-62, Class FA, 1.882% (Cost of Funds—11th District - San Francisco +1.200%), 4/25/2023	44,473

Principal Amount			Value
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal National Mortgage Association REMIC—continued
$93,783		Series 1998-22, Class FA, 0.551% (1-month USLIBOR +0.400%), 4/18/2028	$94,016
24,567		Series 2000-34, Class F, 0.625% (1-month USLIBOR +0.450%), 10/25/2030	24,746
16,123		Series 2000-37, Class FA, 0.675% (1-month USLIBOR +0.500%), 11/25/2030	16,247
32,731		Series 2001-34, Class FB, 0.451% (1-month USLIBOR +0.300%), 12/18/2028	32,747
40,523		Series 2001-34, Class FL, 0.675% (1-month USLIBOR +0.500%), 8/25/2031	40,880
291,596		Series 2001-46, Class F, 0.551% (1-month USLIBOR +0.400%), 9/18/2031	292,953
177,942		Series 2001-53, Class FX, 0.525% (1-month USLIBOR +0.350%), 10/25/2031	178,802
420,964		Series 2001-56, Class FG, 0.675% (1-month USLIBOR +0.500%), 10/25/2031	425,107
133,964		Series 2001-68, Class FD, 0.675% (1-month USLIBOR +0.500%), 12/25/2031	135,356
258,354		Series 2002-17, Class JF, 1.175% (1-month USLIBOR +1.000%), 4/25/2032	264,967
260,851		Series 2002-34, Class FC, 1.151% (1-month USLIBOR +1.000%), 12/18/2031	267,192
160,122		Series 2002-37, Class F, 0.975% (1-month USLIBOR +0.800%), 11/25/2031	162,961
8,978		Series 2002-39, Class FB, 0.701% (1-month USLIBOR +0.550%), 3/18/2032	9,100
154,230		Series 2002-4, Class FJ, 0.625% (1-month USLIBOR +0.450%), 2/25/2032	155,322
80,369		Series 2002-41, Class F, 0.725% (1-month USLIBOR +0.550%), 7/25/2032	81,316
808,580		Series 2002-47, Class NF, 1.175% (1-month USLIBOR +1.000%), 4/25/2032	827,357
119,894		Series 2002-52, Class FD, 0.675% (1-month USLIBOR +0.500%), 9/25/2032	121,284
158,605		Series 2002-53, Class FG, 1.275% (1-month USLIBOR +1.100%), 7/25/2032	162,726
535,754		Series 2002-58, Class FD, 0.775% (1-month USLIBOR +0.600%), 8/25/2032	544,679
185,493		Series 2002-64, Class FJ, 1.175% (1-month USLIBOR +1.000%), 4/25/2032	190,241
126,268		Series 2002-74, Class FV, 0.625% (1-month USLIBOR +0.450%), 11/25/2032	126,969
109,890		Series 2002-75, Class FD, 1.151% (1-month USLIBOR +1.000%), 11/18/2032	112,662
391,451		Series 2002-77, Class FH, 0.551% (1-month USLIBOR +0.400%), 12/18/2032	394,434
207,525		Series 2002-8, Class FA, 0.901% (1-month USLIBOR +0.750%), 3/18/2032	211,482
70,716		Series 2002-82, Class FB, 0.675% (1-month USLIBOR +0.500%), 12/25/2032	71,678
280,586		Series 2002-82, Class FC, 1.175% (1-month USLIBOR +1.000%), 9/25/2032	287,715
119,805		Series 2002-82, Class FG, 0.625% (1-month USLIBOR +0.450%), 12/25/2032	120,895
504,131		Series 2002-89, Class F, 0.475% (1-month USLIBOR +0.300%), 1/25/2033	506,387
240,483		Series 2002-9, Class FH, 0.675% (1-month USLIBOR +0.500%), 3/25/2032	242,486
112,232		Series 2002-90, Class FH, 0.675% (1-month USLIBOR +0.500%), 9/25/2032	113,715
1,099,640		Series 2002-93, Class FJ, 0.725% (1-month USLIBOR +0.550%), 1/25/2033	1,113,991
230,170		Series 2003-102, Class FT, 0.575% (1-month USLIBOR +0.400%), 10/25/2033	231,911
605,030		Series 2003-107, Class FD, 0.675% (1-month USLIBOR +0.500%), 11/25/2033	611,734
1,462,371		Series 2003-116, Class HF, 0.725% (1-month USLIBOR +0.550%), 11/25/2033	1,480,751
460,819		Series 2003-121, Class FD, 0.575% (1-month USLIBOR +0.400%), 12/25/2033	465,354
140,637		Series 2003-14, Class FT, 0.675% (1-month USLIBOR +0.500%), 3/25/2033	142,575
290,050		Series 2003-19, Class FY, 0.575% (1-month USLIBOR +0.400%), 3/25/2033	292,855
121,230		Series 2003-2, Class FA, 0.675% (1-month USLIBOR +0.500%), 2/25/2033	122,878
220,204		Series 2003-21, Class TF, 0.625% (1-month USLIBOR +0.450%), 3/25/2033	222,718
426,271		Series 2003-66, Class FA, 0.525% (1-month USLIBOR +0.350%), 7/25/2033	428,589
454,890		Series 2003-79, Class FC, 0.625% (1-month USLIBOR +0.450%), 8/25/2033	459,435
906,522		Series 2004-17, Class FT, 0.575% (1-month USLIBOR +0.400%), 4/25/2034	913,334
797,934		Series 2004-2, Class FW, 0.575% (1-month USLIBOR +0.400%), 2/25/2034	803,807
610,849		Series 2004-49, Class FN, 0.575% (1-month USLIBOR +0.400%), 7/25/2034	615,192
1,586,917		Series 2004-49, Class FQ, 0.625% (1-month USLIBOR +0.450%), 7/25/2034	1,599,390
1,271,823		Series 2004-51, Class FY, 0.555% (1-month USLIBOR +0.380%), 7/25/2034	1,279,832
572,703		Series 2004-53, Class FC, 0.625% (1-month USLIBOR +0.450%), 7/25/2034	578,268
390,293		Series 2004-64, Class FW, 0.625% (1-month USLIBOR +0.450%), 8/25/2034	394,125
561,279		Series 2005-104, Class FA, 0.575% (1-month USLIBOR +0.400%), 12/25/2035	566,336
29,498		Series 2006-60, Class FD, 0.605% (1-month USLIBOR +0.430%), 4/25/2035	29,498

Principal Amount			Value
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal National Mortgage Association REMIC—continued
$2,636,644		Series 2006-75, Class FP, 0.475% (1-month USLIBOR +0.300%), 8/25/2036	$2,650,056
506,723		Series 2006-79, Class DF, 0.525% (1-month USLIBOR +0.350%), 8/25/2036	510,224
767,291		Series 2006-81, Class FA, 0.525% (1-month USLIBOR +0.350%), 9/25/2036	773,023
1,691,018		Series 2006-90, Class FE, 0.625% (1-month USLIBOR +0.450%), 9/25/2036	1,708,923
876,030		Series 2006-98, Class FB, 0.485% (1-month USLIBOR +0.310%), 10/25/2036	880,833
2,796,181		Series 2006-W1, Class 2AF1, 0.3951% (1-month USLIBOR +0.220%), 2/25/2046	2,762,107
872,089		Series 2008-52, Class FD, 0.525% (1-month USLIBOR +0.350%), 6/25/2036	877,486
13,458,002		Series 2012-116, Class FA, 0.475% (1-month USLIBOR +0.300%), 10/25/2042	13,500,510
9,054,424		Series 2018-31, Class FD, 0.471% (1-month USLIBOR +0.300%), 5/25/2048	9,077,363
23,298,428		Series 2018-70, Class HF, 0.525% (1-month USLIBOR +0.350%), 10/25/2058	23,398,809
14,360,705		Series 2018-95, Class FB, 0.575% (1-month USLIBOR +0.400%), 1/25/2049	14,458,762
24,981,890		Series 2019-35, Class FA, 0.575% (1-month USLIBOR +0.400%), 7/25/2049	25,174,435
39,939,695		Series 2019-41, Class FD, 0.675% (1-month USLIBOR +0.500%), 8/25/2059	40,392,060
21,791,990		Series 2019-67, Class FB, 0.625% (1-month USLIBOR +0.450%), 11/25/2049	21,914,764
17,573,361		Series 2019-81, Class FJ, 0.675% (1-month USLIBOR +0.500%), 1/25/2050	17,748,437
28,390,904		Series 2020-34, Class FA, 0.625% (1-month USLIBOR +0.450%), 6/25/2050	28,618,821
		TOTAL	223,157,306
		Government National Mortgage Association REMIC—24.6%
233,427		Series 2004-59, Class FV, 0.408% (1-month USLIBOR +0.250%), 10/20/2033	234,592
541,445		Series 2009-96, Class GF, 0.611% (1-month USLIBOR +0.450%), 4/16/2039	543,030
9,186,220		Series 2010-62, Class PF, 0.658% (1-month USLIBOR +0.500%), 5/20/2040	9,298,725
5,920,757		Series 2011-23, Class KF, 0.561% (1-month USLIBOR +0.400%), 2/16/2041	5,982,710
4,128,528		Series 2011-51, Class FA, 0.558% (1-month USLIBOR +0.400%), 4/20/2041	4,167,027
15,114,119		Series 2012-H15, Class FB, 0.663% (1-month USLIBOR +0.500%), 6/20/2062	15,124,475
4,340,387		Series 2012-H18, Class FA, 0.713% (1-month USLIBOR +0.550%), 8/20/2062	4,348,358
4,137,741		Series 2012-H18, Class SA, 0.743% (1-month USLIBOR +0.580%), 8/20/2062	4,153,316
8,571,662		Series 2012-H24, Class FC, 0.563% (1-month USLIBOR +0.400%), 10/20/2062	8,555,184
14,813,262		Series 2012-H25, Class BF, 0.543% (1-month USLIBOR +0.380%), 9/20/2062	14,787,561
12,607,450		Series 2012-H29, Class BF, 0.503% (1-month USLIBOR +0.340%), 11/20/2062	12,575,276
12,302,496		Series 2012-H29, Class CF, 0.503% (1-month USLIBOR +0.340%), 2/20/2062	12,264,281
2,181,015		Series 2012-H30, Class SA, 0.533% (1-month USLIBOR +0.370%), 12/20/2062	2,173,693
8,419,048		Series 2012-H31, Class FA, 0.513% (1-month USLIBOR +0.350%), 11/20/2062	8,397,256
22,773,342		Series 2015-H02, Class FA, 0.813% (1-month USLIBOR +0.650%), 1/20/2065	22,881,527
23,699,677		Series 2015-H06, Class FB, 0.813% (1-month USLIBOR +0.650%), 2/20/2065	23,819,218
17,668,147		Series 2016-120, Class FA, 0.558% (1-month USLIBOR +0.400%), 9/20/2046	17,776,736
15,084,042		Series 2016-147, Class AF, 0.558% (1-month USLIBOR +0.400%), 10/20/2046	15,164,489
19,598,204		Series 2016-H26, Class FC, 1.163% (1-month USLIBOR +1.000%), 12/20/2066	19,874,604
24,713,794		Series 2017-H08, Class FC, 0.763% (1-month USLIBOR +0.600%), 3/20/2067	24,831,458
21,225,177		Series 2019-10, Class FC, 0.608% (1-month USLIBOR +0.450%), 1/20/2049	21,355,372
		TOTAL	248,308,888
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $603,270,066)	609,279,121
		GOVERNMENT AGENCIES—11.6%
	[1]	Federal Farm Credit Bank System Floating Rate Notes—1.3%
5,000,000		0.135% (Secured Overnight Financing Rate +0.065%), 8/20/2021	5,000,250
4,000,000		0.180% (1-month USLIBOR +0.025%), 10/30/2020	4,000,270
1,250,000		0.190% (Secured Overnight Financing Rate +0.120%), 3/18/2021	1,249,912
1,000,000		0.215% (Secured Overnight Financing Rate +0.145%), 7/28/2022	1,000,864
2,500,000		0.370% (Secured Overnight Financing Rate +0.300%), 9/24/2021	2,506,386
		TOTAL	13,757,682

Principal Amount			Value
		GOVERNMENT AGENCIES—continued
	[2]	Federal Home Loan Bank System Discount Notes—1.8%
$1,000,000		0.350%, 4/1/2021	$999,234
1,500,000		0.400%, 3/9/2021	1,498,976
1,500,000		0.400%, 3/19/2021	1,498,922
3,000,000		0.420%, 12/14/2020	2,999,047
5,000,000		0.450%, 9/3/2020	4,999,981
1,500,000		0.450%, 3/8/2021	1,498,982
4,500,000		0.520%, 1/8/2021	4,498,065
		TOTAL	17,993,207
	[1]	Federal Home Loan Bank System Floating Rate Notes—5.8%
5,000,000		0.105% (Secured Overnight Financing Rate +0.035%), 2/25/2021	4,999,422
5,000,000		0.120% (Secured Overnight Financing Rate +0.050%), 1/22/2021	5,000,121
3,000,000		0.120% (Secured Overnight Financing Rate +0.050%), 5/20/2021	3,000,000
2,000,000		0.131% (1-month USLIBOR -0.030%), 4/16/2021	1,999,750
3,000,000		0.134% (3-month USLIBOR -0.115%), 11/5/2020	3,000,349
2,000,000		0.135% (Secured Overnight Financing Rate +0.065%), 2/26/2021	2,000,061
2,500,000		0.150% (Secured Overnight Financing Rate +0.080%), 3/4/2021	2,500,262
1,000,000		0.150% (Secured Overnight Financing Rate +0.080%), 2/25/2022	1,000,075
1,750,000		0.155% (Secured Overnight Financing Rate +0.085%), 9/11/2020	1,750,033
1,000,000		0.155% (Secured Overnight Financing Rate +0.085%), 5/20/2022	999,913
3,000,000		0.170% (Secured Overnight Financing Rate +0.100%), 12/23/2020	3,000,548
1,000,000		0.170% (Secured Overnight Financing Rate +0.100%), 2/22/2021	1,000,205
5,000,000		0.175% (Secured Overnight Financing Rate +0.105%), 10/1/2020	5,000,326
2,400,000		0.190% (Secured Overnight Financing Rate +0.120%), 10/7/2020	2,400,225
5,000,000		0.190% (Secured Overnight Financing Rate +0.120%), 2/28/2022	5,001,470
1,500,000		0.200% (Secured Overnight Financing Rate +0.130%), 10/16/2020	1,500,192
2,000,000		0.201% (1-month USLIBOR +0.040%), 3/17/2021	1,999,782
2,000,000		0.205% (Secured Overnight Financing Rate +0.135%), 3/10/2021	2,000,793
2,000,000		0.220% (Secured Overnight Financing Rate +0.150%), 9/3/2021	2,001,446
1,500,000		0.240% (Secured Overnight Financing Rate +0.170%), 4/9/2021	1,500,980
2,500,000		0.300% (Secured Overnight Financing Rate +0.230%), 4/13/2021	2,502,586
4,000,000		0.300% (Secured Overnight Financing Rate +0.230%), 9/25/2020	4,000,543
		TOTAL	58,159,082
	[1]	Federal Home Loan Mortgage Corporation Floating Rate Notes—1.3%
1,500,000		0.100% (Secured Overnight Financing Rate +0.030%), 2/24/2021	1,499,789
5,000,000		0.130% (Secured Overnight Financing Rate +0.060%), 6/14/2021	5,001,992
2,000,000		0.160% (Secured Overnight Financing Rate +0.090%), 8/3/2022	2,000,000
750,000		0.270% (Secured Overnight Financing Rate +0.200%), 3/11/2022	751,249
3,500,000		0.340% (Secured Overnight Financing Rate +0.270%), 6/24/2021	3,505,748
		TOTAL	12,758,778
		Federal National Mortgage Association—0.2%
2,000,000		2.500%, 4/13/2021	2,029,127
	[1]	Federal National Mortgage Association Floating Rate Notes—1.2%
750,000		0.110% (Secured Overnight Financing Rate +0.040%), 12/4/2020	750,078
1,500,000		0.150% (Secured Overnight Financing Rate +0.080%), 9/16/2020	1,499,989
1,000,000		0.240% (Secured Overnight Financing Rate +0.170%), 3/9/2022	999,693
1,000,000		0.290% (Secured Overnight Financing Rate +0.220%), 5/9/2022	1,002,567
2,000,000		0.300% (Secured Overnight Financing Rate +0.230%), 5/6/2022	2,005,449
2,300,000		0.340% (Secured Overnight Financing Rate +0.270%), 5/4/2022	2,307,807
1,500,000		0.380% (Secured Overnight Financing Rate +0.310%), 10/25/2021	1,504,538
1,000,000		0.390% (Secured Overnight Financing Rate +0.320%), 4/27/2022	1,004,356

Principal Amount			Value
		GOVERNMENT AGENCIES—continued
	[1]	Federal National Mortgage Association Floating Rate Notes—continued
$1,500,000		0.390% (Secured Overnight Financing Rate +0.320%), 4/28/2022	$1,503,562
		TOTAL	12,578,039
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $117,204,566)	117,275,915
		MORTGAGE-BACKED SECURITIES—0.0%
		Federal National Mortgage Association—0.0%
43,766		7.500%, 1/1/2032	51,338
145,077		7.500%, 8/1/2032	171,115
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $200,941)	222,453
		U.S. TREASURIES—3.4%
	[2]	U.S. Treasury Bills—1.7%
10,000,000		United States Treasury Bills, 0.120%, 2/25/2021	9,994,398
5,000,000		United States Treasury Bills, 0.140%, 9/17/2020	4,999,782
2,500,000		United States Treasury Bills, 0.147%, 10/13/2020	2,499,734
		TOTAL	17,493,914
		U.S. Treasury Notes—1.7%
250,000		United States Treasury Note, 1.125%, 2/28/2021	251,231
1,000,000		United States Treasury Note, 1.375%, 1/31/2021	1,005,192
1,000,000		United States Treasury Note, 2.000%, 1/15/2021	1,007,014
1,000,000		United States Treasury Note, 2.250%, 2/15/2021	1,009,638
5,000,000		United States Treasury Note, 2.250%, 4/30/2021	5,069,908
2,000,000		United States Treasury Note, 2.375%, 4/15/2021	2,027,820
1,000,000		United States Treasury Note, 2.500%, 2/28/2021	1,011,741
2,000,000		United States Treasury Note, 2.625%, 11/15/2020	2,010,250
1,000,000		United States Treasury Note, 2.750%, 9/30/2020	1,002,097
500,000		United States Treasury Note, 2.750%, 11/30/2020	503,263
2,000,000		United States Treasury Note, 2.875%, 10/31/2020	2,009,091
		TOTAL	16,907,245
		TOTAL U.S. TREASURIES (IDENTIFIED COST $34,368,535)	34,401,159
		REPURCHASE AGREEMENTS—24.4%
100,000,000		Interest in $950,000,000 joint repurchase agreement 0.09%, dated 8/31/2020 under which BMO Capital Markets Corp. will repurchase securities provided as collateral for $950,002,375 on 9/1/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 7/20/2070 and the market value of those underlying securities was $970,121,805.	100,000,000
145,567,000		Interest in $1,990,000,000 joint repurchase agreement 0.09%, dated 8/31/2020 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,990,004,975 on 9/1/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 10/20/2046 and the market value of those underlying securities was $2,029,805,075.	145,567,000
		TOTAL REPURCHASE AGREEMENTS (IDENTIFIED COST $245,567,000)	245,567,000
		TOTAL INVESTMENT IN SECURITIES—100.1% (IDENTIFIED COST $1,003,649,971)	1,009,812,424
		OTHER ASSETS AND LIABILITIES - NET—(0.1)%[3]	(1,163,056)
		TOTAL NET ASSETS—100%	$1,008,649,368
1
Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.
2
Discount rate at time of purchase.
3
Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2020.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”), and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of August 31, 2020, all investments of the Fund utilized Level 2 inputs in valuing the Fund’s assets carried at fair value.
The following acronyms are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
LIBOR	—London Interbank Offered Rate
REMIC	—Real Estate Mortgage Investment Conduit